May 01, 2020

WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2020, AS SUPPLEMENTED

In connection with the Adviser’s acquisition of Investment Counselors of Maryland, LLC (“ICM”), the Board of Trustees of William Blair Funds (the “Trust”) and the Board of Trustees of The Advisors’ Inner Circle Fund (“AIC”) have approved the reorganization of the ICM Small Company Portfolio (the “Target Fund”), a series of AIC advised by ICM, into the William Blair Small Cap Value Fund (the “Acquiring Fund”) (the “Reorganization”). Subject to the approval of the Target Fund’s shareholders, the Reorganization is expected to occur in mid-July 2021 (the “Reorganization Date”) and will involve: (i) the transfer of all of the property, goodwill and other assets of the Target Fund, in exchange solely for Class I shares of beneficial interest, no par value, of the Acquiring Fund; (ii) the assumption by the Trust, on behalf of the Acquiring Fund, of all of the liabilities of the Target Fund (subject to such limitations as are included in the agreement relating to the Reorganization); (iii) the distribution of the shares of the Acquiring Fund to the shareholders of the Target Fund according to their respective interests in complete liquidation of the Target Fund; and (iv) the termination of the Target Fund as a series of AIC as soon as practicable after the distribution.

If the Reorganization is approved by Target Fund shareholders, the Target Fund would be the performance and accounting survivor of the Reorganization, with the then-current Target Fund portfolio managers serving as the portfolio managers to the Acquiring Fund immediately following the Reorganization. The post-Reorganization Fund will continue to pursue the Acquiring Fund’s investment objective and be managed consistent with the Acquiring Fund’s policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized companies, as defined by the Acquiring Fund. However, the post-Reorganization Fund is expected to be managed by the Target Fund’s current portfolio managers pursuant to the investment philosophy and process currently utilized for the Target Fund. In the event the Reorganization is not approved by the Target Fund’s shareholders, the Reorganization will not take place and the changes below will not take effect.

Effective on the Reorganization Date, the information below will replace similar disclosure in the Prospectus under “William Blair Small Cap Value Fund – Summary – Principal Investment Strategies.”

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized (“small cap”) companies. For purposes of the Fund, WBIM considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and value prospects similar to small cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell 2000® Index. The Fund may invest in equity securities listed on a national securities exchange or traded in the over-the-counter markets. The Fund invests primarily in common stocks, but it may also invest in other types of equity securities, including real estate investment trusts (“REITs”) and American Depository Receipts (“ADRs”).

The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The companies in the Russell 2000® Index are considered representative of small cap companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of June 26, 2020, the Russell 2000® Index included securities issued by companies that ranged in size between $14.3 million and $14.3 billion. The Russell 2000® Value Index, the Fund’s benchmark, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

In selecting investments for the Fund, WBIM typically looks to invest in companies with leading market share positions, shareholder oriented managements, and strong balance sheet and cash flow ratios. Usually, the shares of the companies the Adviser buys are selling at a price to earnings ratio below the average price to earnings ratio of the stocks that comprise the Russell 2000® Index. In addition, the companies selected by WBIM usually have higher returns on equity and capital than the average company in the Russell 2000® Index. WBIM screens the Fund’s universe of potential investments to identify potentially undervalued securities based on factors such as financial strength, earnings valuation, and earnings quality. WBIM further narrows the list of potential investments through traditional fundamental security analysis, which may include interviews with company management and a review of the assessments and opinions of outside analysts and consultants. Securities are sold when the Adviser believes the shares have become relatively overvalued or it finds more attractive alternatives. WBIM generally will not sell a security merely due to market appreciation outside the Fund’s target capitalization range if it believes the company has growth potential.

Effective on the Reorganization Date, the following is added in the Prospectus under “William Blair Small Cap Value Fund – Summary – Principal Risks,” with corresponding changes in the “Principal Risks” section later in the Prospectus.

REIT Risk. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Foreign Securities Risk. The Fund’s investments in ADRs are subject to foreign securities risk. ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary 4 banks and traded on U.S. exchanges. Although ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities.